Average Annual Total Returns{- Fidelity® Blue Chip Value Fund} - 07.31 Fidelity Blue Chip Growth Fund & Fidelity Blue Chip Value Fund Retail Combo PRO-07 - Fidelity® Blue Chip Value Fund	Fidelity Blue Chip Value Fund-Default Return Before Taxes Past 1 year	Fidelity Blue Chip Value Fund-Default Return Before Taxes Past 5 years	Fidelity Blue Chip Value Fund-Default Return Before Taxes Past 10 years	Fidelity Blue Chip Value Fund-Default After Taxes on Distributions Past 1 year	Fidelity Blue Chip Value Fund-Default After Taxes on Distributions Past 5 years	Fidelity Blue Chip Value Fund-Default After Taxes on Distributions Past 10 years	Fidelity Blue Chip Value Fund-Default After Taxes on Distributions and Sales Past 1 year	Fidelity Blue Chip Value Fund-Default After Taxes on Distributions and Sales Past 5 years	Fidelity Blue Chip Value Fund-Default After Taxes on Distributions and Sales Past 10 years	RS005 Past 1 year	RS005 Past 5 years	RS005 Past 10 years
Total	25.04%	8.76%	11.23%	24.66%	8.38%	10.86%	15.08%	6.85%	9.26%	25.16%	11.16%	12.97%